Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash	$ 6,445	$ 91,798	$ 201,098
Accounts receivable	50,982	0
Inventories	2,492	1,945	17,965
Prepaid expenses and other current assets	34,055	20,570	20,739
Deferred offering costs	152,167	0
Total Current Assets	246,141	114,313	239,802
Property and equipment, net	702,348	493,856	35,568
Intangible assets, net	1,076,189	1,037,732	1,107,545
Security deposit	45,900	45,900	0
Total Assets	2,070,578	1,691,801	1,382,915
Current Liabilities:
Accounts payable	1,746,614	1,111,879	1,269,970
Accrued expenses and other current liabilities	1,887,484	1,466,506	1,176,662
Accrued interest	56,027	94,026	65,909
Current portion of notes payable, net	1,115,319	5,688,239	4,990,009
Deferred revenues	114,118	164,349	0
Total Current Liabilities	4,919,562	8,524,999	7,502,550
Accrued interest, non-current portion	1,539	5,195	41,434
Notes payable, non-current portion	30,000	50,000	524,000
Total Liabilities	$ 4,951,101	$ 8,580,194	$ 8,067,984
Commitments and contingencies
Stockholders' Deficiency:
Preferred stock	$ 0	$ 0	$ 0
Common stock	2,818	1,726	982
Additional paid-in capital	25,729,104	18,541,907	13,158,363
Accumulated deficit	(28,580,445)	(25,400,026)	(19,812,414)
Treasury stock, at cost	(32,000)	(32,000)	(32,000)
Total Stockholders' Deficiency	(2,880,523)	(6,888,393)	(6,685,069)
Total Liabilities and Stockholders' Deficiency	$ 2,070,578	$ 1,691,801	$ 1,382,915